Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	TRXADE GROUP, INC.
Entity Central Index Key	0001382574
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No.3
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false